Stock Option Plans (Nonvested Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested options, Number of Shares, beginning balance	484,602
Nonvested options, Granted	126,571	241,575	242,300
Nonvested options, Vested	(172,158)
Nonvested options, Forfeited	(15,688)
Nonvested options, Number of Shares, ending balance	423,327
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested options, Weighted Average Grant Date Fair Value, beginning balance		$ 6.24
Nonvested options, Granted, Weighted Average Grant Date Fair Value	$ 7.55
Nonvested options, Vested, Weighted Average Grant Date Fair Value	$ 6.35
Nonvested options, Forfeited, Weighted Average Grant Date Fair Value	$ 6.29
Nonvested options, Weighted Average Grant Date Fair Value, ending balance	$ 6.59